Schedule H - Line 4(i) (Details Textual) - EBP 20-2991357 003 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Plan Name	THE ETHAN ALLEN RETIREMENT SAVINGS PLAN
Entity Tax Identification Number	20-2991357
EBP, Plan Number	003